Summarised Financial Information (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised Financial Information of Income Statement

Notes to the Unaudited Interim Financial Statements

Summarised Financial Information cont…

Six months ended 30 June 2022	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m

Income Statement
Revenue	-	-	-	-	-	-
(Loss)/profit from operations	(5)	-	-	-	8	1
Dividend income	-	-	-	-	2,014	-
Net finance income/(costs)	113	(29)	(118)	-	(227)	-
Profit/(loss) before taxation	108	(29)	(118)	-	1,795	1
Taxation on ordinary activities	-	(19)	2	-	51	(1)
Profit/(loss) for the period	108	(48)	(116)	-	1,846	-

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(5)	-	-	-	26	-
Transactions with non-issuer/non-guarantor subsidiaries net finance income	11	381	136	-	14	-
Dividend income from non-issuer/non-guarantor subsidiaries	-	-	-	-	2,014	-

Six months ended 30 June 2021	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	-	-	-	-	-	-
(Loss)/profit from operations	(10)	(1)	(1)	-	4	-
Dividend income	-	-	-	-	2,255	-
Net finance income/(costs)	83	(16)	133	-	(208)	-
Profit/(loss) before taxation	73	(17)	132	-	2,051	-
Taxation on ordinary activities	-	13	(1)	-	43	-
Profit/(loss) for the period	73	(4)	131	-	2,094	-

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(10)	(1)	(1)	-	17	-
Transactions with non-issuer/non-guarantor subsidiaries net finance income	-	356	281	-	14	-
Dividend income from non-issuer/non-guarantor subsidiaries	-	-	-	-	2,255	-

Summarised Financial Information of Balance Sheet

Notes to the Unaudited Interim Financial Statements

Summarised Financial Information cont…

As at 30 June 2022	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m

Balance Sheet

Non-current assets	1,917	20,277	6,092	1,454	385	156

Current assets	4,846	5,699	37,551	19	1,143	16

Non-current liabilities	1,580	20,179	14,553	1,454	9,756	40

Non-current borrowings	1,571	19,816	14,061	1,454	9,692	-

Other non-current liabilities	9	363	492	-	64	40

Current liabilities	50	5,669	27,579	18	1,186	7

Current borrowings	13	5,611	27,015	18	318	5

Other current liabilities	37	58	564	-	868	2

Intercompany transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	4,788	17,263	40,727	-	1,487	16

Amounts due to non-issuer/non-guarantor subsidiaries	3	2,973	21,058	-	45	5

Investment in subsidiaries (that are not issuers or guarantors)	27,234	-	718	-	26,436	1,526

As at 31 December 2021	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet

Non-current assets	1,916	18,192	4,986	1,417	357	75

Current assets	8,443	3,583	35,772	21	1,033	19

Non-current liabilities	9	17,024	13,667	1,417	8,778	19

Non-current borrowings	-	16,965	13,560	1,417	8,719	-

Other non-current liabilities	9	59	107	-	59	19

Current liabilities	1,607	4,633	25,451	20	882	10

Current borrowings	1,580	4,602	25,081	20	263	10

Other current liabilities	27	31	370	-	619	-

Intercompany transactions - Balance Sheet

Amounts due from non-issuer/non-guarantor subsidiaries	8,405	14,999	38,539	-	1,360	19

Amounts due to non-issuer/non-guarantor subsidiaries	-	3,006	20,422	-	48	9

Investment in subsidiaries (that are not issuers or guarantors)	27,234	-	718	-	23,643	1,488

Summary of Unconsolidated Equity Results
BAT p.l.c.	30 June 2022	31 December 2021
	£m	£m

Total equity	32,367	35,977

Share capital	614	614
Share premium	112	107
Perpetual hybrid bonds	1,685	1,685
Other equity	29,956	33,571